Employee Benefit Plans - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($) age	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual contributions per employee, maximum	75.00%
Performance bonus [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Annual contributions per employee, maximum	100.00%
Chesapeake Energy Corporation Savings and Incentive Stock Bonus Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	15.00%
Employer contribution amount	$ 31,000,000	$ 35,000,000	$ 39,000,000
Nonqualified deferred compensation plan (DC Plan) [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Employer matching contribution	15.00%
Employer contribution amount	$ 7,000,000	$ 8,000,000	$ 9,000,000
Base salary threshold to participate in plan	$ 150,000
Employer matching, percent of employees gross pay	100.00%
Age threshold to elect for matching contributions | age	55
Vesting period based on years of service	5 years